Investment Securities	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Investment Securities
6	Investment securities

Investment securities consist of equity securities and debt securities.

(a)	Equity securities

The carrying amount and fair value of the investment securities by major security type and class of security as of December 31, 2020 and 2021 was as follows:

	Aggregate cost basis	Profits and losses from fair value changes	Aggregate fair value
	RMB	RMB	RMB
As of December 31, 2021:
Wealth management products	845,888,854	1,158,441	847,047,295
Total	845,888,854	1,158,441	847,047,295

	Aggregate cost basis	Profits and losses from fair value changes	Aggregate fair value
	RMB	RMB	RMB
As of December 31, 2020:
Asset management products	20,000,000	28,205	20,028,205
Wealth management products	398,080,000	28,568	398,108,568
Total	418,080,000	56,773	418,136,773

The investments in asset management products principally invests in bonds listed and traded between banks and exchanges, monetary market instruments, treasury bonds, convertible or exchangeable bonds and other fixed income financial instruments.

Wealth management products are investment products issued by commercial banks and other financial institutions in China. The wealth management products invest in a pool of liquid financial assets in the interbank market or exchange, including debt securities, asset backed securities, interbank lending, reverse repurchase agreements and bank deposits. The products can be redeemed on weekdays on demand.

(b)	Debt securities

The debt security is in the form of an investment in partnership, made in December 2021. The partnership will return RMB10,000,000 to the Group quarterly, along with an 8% interest. The principle and interests are required to be fully repaid within 3 years. As of December 31, 2021, the investment has an amortized cost of RMB246,400,000 with an allowance for credit loss of RMB5,403,084. The Group has the intent and ability to hold the investment to maturity or payoff.